RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended	33 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Judson Bibb, Director [Member]	Dec. 31, 2013 Quentin Ponder, Director and Chief Financial Officer [Member]
Due to related party	$ 22,910		$ 0
Interest-free unsecured due-on-demand loan		22,910
Consulting Fees	520,750
Payment for agreement	$ 392,864